CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	2,804,138,492	2,804,138,492
Common stock shares outstanding	2,496,001,757	2,577,386,552
Treasury stocks, par value	$ 0.00000005	$ 0.00000005
Treasury stock, shares	308,136,735	226,751,940